Commitments and Contingencies - Additional Information (Detail) € in Millions, £ in Millions, Policies in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2018 Customer	Apr. 30, 2018 Policies	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2013 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of commitments and contingencies [line items]
Net charge to income statement						€ 320	€ 210
Legal proceedings provisions						198	92
Litigation preliminary settlement amount granted by court					€ 25
Litigation provision [member]
Disclosure of commitments and contingencies [line items]
Net charge to income statement | $			$ 166,000,000
Policy holders objected to settlement			99.00%	99.00%
Policy holders opting out of settlement			1.00%	1.00%
Opted out shareholders value in Settlement fund			43.00%	43.00%
Guarantees [member]
Disclosure of commitments and contingencies [line items]
Other letter of credit agreements						1,388	1,322
Transamerica Corporation [member]
Disclosure of commitments and contingencies [line items]
Number of revenue compensation policies | Policies		10
Contractual obligations transition and conversion charges | $			$ 100,000,000
Contractual obligations period			2019 - 2022	2019 - 2022
Transamerica Corporation [member] | Bottom of range [member]
Disclosure of commitments and contingencies [line items]
Contractual obligations payment amount | $			$ 2,000,000,000
Atos BPS Ltd [member] | Aegon United Kingdom [member]
Disclosure of commitments and contingencies [line items]
Contractual obligations transition and conversion charges | £				£ 108
Contractual obligations period			Next three years	Next three years
Contract agreement term			15-year	15-year
Number of customers | Customer	1,400,000
Aegon N.V [member]
Disclosure of commitments and contingencies [line items]
Net charge to income statement						10	89
Aegon N.V [member] | Variable Funding Surplus Note [member]
Disclosure of commitments and contingencies [line items]
Variable funding surplus | $			$ 1,540,000,000
Aegon N.V [member] | Guarantees [member]
Disclosure of commitments and contingencies [line items]
Debt outstanding amount						1,388	1,322
Aegon N.V [member] | United States [member]
Disclosure of commitments and contingencies [line items]
Legal proceedings provisions | $			31,000,000
Transamerica Corporation [member]
Disclosure of commitments and contingencies [line items]
Alleged actual damages andpre-judgment interest | $			120,000,000
Amount of damages and interest | $			$ 235,000
Contractual dispute period, description			A former subsidiary of Transamerica Corporation was involved in a contractual dispute with a Nigerian travel broker that arose in 1976. That dispute was resolved in Delaware court for USD 235 thousand plus interest in 2010. The plaintiff took the Delaware judgment relating to the 1976 dispute to a Nigerian court and alleged that it was entitled to approximately the same damages for 1977 through 1984 despite the absence of any contract relating to those years. The Nigerian trial court issued a judgment in favor of the plaintiff of the alleged actual damages as well as pre-judgment interest of approximately USD 120 million. On appeal this decision was reversed on procedural grounds and remanded back to the trial court for further consideration. Aegon has no material assets located in Nigeria.	A former subsidiary of Transamerica Corporation was involved in a contractual dispute with a Nigerian travel broker that arose in 1976. That dispute was resolved in Delaware court for USD 235 thousand plus interest in 2010. The plaintiff took the Delaware judgment relating to the 1976 dispute to a Nigerian court and alleged that it was entitled to approximately the same damages for 1977 through 1984 despite the absence of any contract relating to those years. The Nigerian trial court issued a judgment in favor of the plaintiff of the alleged actual damages as well as pre-judgment interest of approximately USD 120 million. On appeal this decision was reversed on procedural grounds and remanded back to the trial court for further consideration. Aegon has no material assets located in Nigeria.
Transamerica Corporation [member] | Guarantees [member]
Disclosure of commitments and contingencies [line items]
Due and punctual payment of payables due under letter of credit agreements						3,164	3,079
Transamerica Corporation [member] | Poland [member]
Disclosure of commitments and contingencies [line items]
Legal proceedings provisions						17
Transamerica Corporation [member] | Aegon N.V [member] | Guarantees [member]
Disclosure of commitments and contingencies [line items]
Due and punctual payment of payables due under letter of credit agreements						3,164	3,079
Transamerica Corporation [member] | TLIC Riverwood Reinsurance Inc [member]
Disclosure of commitments and contingencies [line items]
Cash payments of reinsurance obligations from subsidiary to third party						1,892	1,793
Transamerica Corporation and Commonwealth General Corporation [member] | Guarantees [member]
Disclosure of commitments and contingencies [line items]
Due and punctual payment of payables due under letter of credit agreements						3,469	3,025
Transamerica Corporation and Commonwealth General Corporation [member] | Aegon N.V [member] | Guarantees [member]
Disclosure of commitments and contingencies [line items]
Due and punctual payment of payables due under letter of credit agreements						3,469	3,025
Subsidiaries [member]
Disclosure of commitments and contingencies [line items]
Securities and notes issued under commercial paper program						614	585
Subsidiaries [member] | Guarantees [member]
Disclosure of commitments and contingencies [line items]
Other letter of credit agreements						60	55
Subsidiaries [member] | Aegon N.V [member]
Disclosure of commitments and contingencies [line items]
Securities and notes issued under commercial paper program						614	585
Subsidiaries [member] | Aegon N.V [member] | Guarantees [member]
Disclosure of commitments and contingencies [line items]
Other letter of credit agreements						€ 60	€ 55